RELATED PARTY TRANSACTIONS 1 (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan One [Member]
Interest Rate	7.00%	7.00%	9.00%
Principal	¥ 150,000	¥ 100,000	¥ 200,000
Period	March 1, 2018 to November 30, 2018	February 24, 2017 to November 30, 2017	March 30, 2016 to November 30, 2016
Loan Two [Member]
Interest Rate		7.00%	5.00%
Principal		¥ 50,000	¥ 30,000
Period		March 20, 2017 to November 30, 2017	July 8, 2016 to December 8, 2016
Loan Three [Member]
Interest Rate			6.00%
Principal			¥ 50,000
Period			July 8, 2016 to December 8, 2016